Valuation of Marketable Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Valuation of Marketable Securities

(7) Valuation of Marketable Securities

In October 2010 Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock.  These shares had trading restrictions that ended January 18, 2012.  The Company values the marketable securities at market value in the financial statements. The Company did not sell any Zoom Technologies shares in 2012 or the first quarter of 2013. The closing price of Zoom Technologies common stock increased from $0.55 on December 31, 2012 to $0.71 on March 31, 2013.

In October 2010 Zoom Telephonics, Inc. entered into an agreement with Zoom Technologies, Inc. (Nasdaq: ZOOM) in which Zoom Telephonics transferred its rights to the zoom.com domain name and certain trademark rights in exchange for 80,000 shares of Zoom Technologies common stock. These shares had trading restrictions that ended January 18, 2012. Due to these restrictions the Company valued its Zoom Technologies shares at market value less a liquidity discount in the financial statements for the period ending December 31, 2011. The Company valued the marketable securities at market value in the financial statements ending December 31, 2012. The Company did not sell any Zoom Technologies shares in 2011 or 2012. The closing price of Zoom Technologies common stock declined from $1.03 on December 31, 2011 to $0.55 on December 31, 2012.